General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2025
General and Administrative Expenses [Abstract]
General and Administrative Expenses
General and administrative expenses are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2024	2025
Non-executive directors’ compensation	$63,000	$63,000
Director fees (subsidiaries)	—	98,317
Audit fees	130,653	959,129
Professional fees and other expenses	1,594,418	3,684,680
Personnel expenses	—	2,134,402
Office and IT expenses (including rent)	—	844,593
Share based compensation	—	115,044
Administration fees-related party (Note 3(a))	1,599,000	1,648,570
Total	$3,387,071	$9,547,735